 VGOF-P8 04/26

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED APRIL 17, 2026,
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

All changes described below are effective June 1, 2026.
I. The following replaces the reference to Sundaram Chettiappan in the section titled “Management – Portfolio managers” in the Summary Prospectus and Prospectus, respectively, of each fund listed in Schedule A:

Portfolio manager	Title	Portfolio manager of the fund since
Adrian H. Chan, CFA	Portfolio Manager	June 2026

II. The following replaces the reference to Sundaram Chettiappan in the section titled “More on fund management – Portfolio managers” in the Prospectus of each fund listed in Schedule A:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Adrian H. Chan, CFA

Portfolio Manager of Franklin Advisers. Mr. Chan joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Chan was a portfolio manager for Putnam Investment Management, LLC, which he joined in 2003.

June 2026

III. The following replaces the reference to Sundaram Chettiappan in the table in the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the SAI of each fund listed in Schedule A:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Adrian H. Chan*	Registered Investment Companies	31	14.27	None	None

	Other Pooled Investment Vehicles	33	16.88	None	None

	Other Accounts	4	1.50	None	None

* The information is as of February 28, 2026.

IV. The following replaces the reference to Sundaram Chettiappan in the table in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the SAI of each fund listed in Schedule A:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Adrian H. Chan*	None

* The information is as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Franklin International Equity Fund	February 1, 2026
Franklin U.S. Small Cap Equity Fund	May 1, 2025

LEGG MASON PARTNERS INVESTMENT TRUST

Franklin Global Equity Fund	March 1, 2026

Franklin U.S. Large Cap Equity Fund	April 1, 2026

Please retain this supplement for future reference.